UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.

February 28, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5%
Alabama - 1.8%
Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Refunding, Ser. B	5.00	1/1/2026	1,500,000	1,740,705
Birmingham Water Works Board, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	3,260,000	3,814,363
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Bonds, Ser. B	5.00	7/1/2038	2,975,000	3,314,091
Lower Alabama Gas District, Gas Project Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000	2,312,440
				11,181,599
Arizona - .9%
Phoenix Civic Improvement Corporation, Junior Lien Wastewater System Revenue Bonds, Refunding	5.00	7/1/2028	5,000,000	5,755,750
Arkansas - .6%
Fort Smith, Water & Sewer Utility Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,741,380
University of Arkansas, Various Facility Revenue Bonds, Refunding (Fayetteville Campus)	5.00	11/1/2036	1,585,000	1,781,603
				3,522,983
California - 3.8%
California, GO (Various Purpose)	5.00	10/1/2030	2,500,000	3,055,050
California, GO, Refunding	5.00	8/1/2028	1,150,000	1,375,435
California, GO, Refunding (Various Purpose)	5.00	8/1/2030	2,500,000	2,950,625
California State Public Works Board, LR, Refunding (Various Capital Projects) Ser. H	5.00	12/1/2026	4,355,000	5,075,230
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.00	12/1/2031	1,000,000	[a] 1,093,020
Clovis Unified School District, GO (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	8/1/2022	5,000,000	[b] 4,694,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 3.8% (continued)
Sacramento City Unified School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	7/1/2023	5,065,000	[b] 4,597,500
Southern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds, Ser. A1	4.75	6/1/2025	505,000	505,010
University of California, General Revenue Bonds, Ser. Q	5.25	5/15/2023	125,000	125,365
				23,471,385
Colorado - 3.8%
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives) Ser. D	6.00	10/1/2023	5,355,000	5,374,224
Denver, Airport System Subordinate Revenue Bonds, Ser. A	5.50	11/15/2026	15,640,000	17,875,269
				23,249,493
Connecticut - 2.6%
Connecticut, GO, Ser. A	5.00	10/15/2025	5,500,000	6,108,520
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes) Ser. A	5.00	9/1/2032	5,500,000	6,086,960
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes) Ser. A	5.00	8/1/2026	2,500,000	2,872,350
Connecticut State Health & Educational Facilities Authority, Revenue Bonds (Covenant Home Inc.) Ser. B	5.00	12/1/2032	1,000,000	1,126,820
				16,194,650
District of Columbia - 2.3%
District of Columbia Water and Sewer Authority, Public Utility Subordinate Lien Revenue Bonds, Refunding, Ser. C	5.00	10/1/2027	5,980,000	6,614,717
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Refunding, Ser. A	5.00	10/1/2033	2,500,000	2,919,075
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000	1,129,600

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
District of Columbia - 2.3% (continued)
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	3,000,000	3,376,680
				14,040,072
Florida - 6.9%
Broward County, Revenue Bonds	5.00	10/1/2036	2,000,000	2,263,120
Broward County, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2021	3,340,000	3,586,726
Broward County, Revenue Bonds, Ser. A	5.00	10/1/2022	3,605,000	3,977,108
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue Bonds, Ser. A1	5.00	6/1/2025	12,000,000	13,970,400
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue Bonds	5.00	10/1/2030	1,250,000	1,451,375
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue Bonds, Refunding, Ser. A	5.00	10/1/2024	1,480,000	1,724,111
Hillsborough County, Solid Waste and Resource Recovery Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	1,260,000	1,486,724
Lee County, Transportation Facilities Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2024	2,500,000	2,898,000
Miami Beach Redevelopment Agency, Tax Increment Revenue Bonds, Refunding (City Center/Historic Convention Village)	5.00	2/1/2034	2,000,000	2,246,660
Miami-Dade County, Seaport Revenue Bonds, Ser. A	5.75	10/1/2028	1,500,000	1,715,310
Miami-Dade County, Subordinate Special Obligation Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	1,000,000	1,101,760
Orange County, Tourist Development Tax Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	3,275,000	3,789,273
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida)	5.00	8/15/2031	1,750,000	2,049,005
				42,259,572
Georgia - 3.0%
Atlanta, Revenue Bonds, Refunding	5.00	11/1/2031	2,000,000	2,293,960

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Georgia - 3.0% (continued)
Atlanta Development Authority, Senior Lien Revenue Bonds (New Downtown Atlanta Stadium Project) Ser. A1	5.00	7/1/2027	1,000,000	1,169,670
DeKalb County, Revenue Bonds, Refunding, Ser. B	5.25	10/1/2025	4,000,000	4,846,040
Fulton County Development Authority, Hospital Revenue Bonds (Wellstar Health Systems)	5.00	4/1/2036	1,350,000	1,507,545
Georgia Municipal Electric Authority, Project One Subordinated Refunding Bonds, Ser. A	5.00	1/1/2028	2,500,000	2,856,950
Main Street Natural Gas Inc., Gas Project Revenue Bonds (Guaranty Agreement; Merrill Lynch and Co., Inc.) Ser. A	5.50	9/15/2028	2,530,000	3,119,541
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Ser. B, 1 Month LIBOR +.75%	2.43	9/1/2023	2,500,000	[c] 2,478,650
				18,272,356
Hawaii - .6%
Hawaii Airports System, Revenue Bonds, Ser. 2018 A	5.00	7/1/2031	1,615,000	1,901,340
Hawaii Airports System, Revenue Bonds, Ser. 2018 A	5.00	7/1/2030	1,500,000	1,780,215
				3,681,555
Illinois - 13.0%
Chicago, Customer Facility Charge Senior Lien Revenue Bonds	5.50	1/1/2026	3,300,000	3,718,176
Chicago, General Airport Senior Lien Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	3,530,000	3,897,614
Chicago, General Airport Senior Lien Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	4,000,000	4,454,520
Chicago, General Airport Senior Lien Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	3,000,000	3,358,680
Chicago, Second Lien Water Revenue Bonds, Refunding	5.00	11/1/2025	1,200,000	1,381,608
Chicago, Second Lien Water Revenue Bonds, Refunding	5.00	11/1/2027	2,000,000	2,308,060
Chicago Board of Education, GO (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000	2,854,325

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Illinois - 13.0% (continued)
Chicago Park District, Limited Tax GO, Refunding, Ser. C	5.00	1/1/2030	2,060,000	2,224,470
Chicago Park District, Limited Tax GO, Refunding, Ser. C	5.00	1/1/2028	1,000,000	1,085,430
Cook County, GO, Refunding, Ser. A	5.25	11/15/2033	3,500,000	3,634,505
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2031	3,275,000	3,760,420
Illinois, Revenue Bonds, Ser. A	5.00	6/15/2030	2,600,000	2,900,092
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network)	5.00	6/1/2028	9,005,000	10,029,049
Illinois Finance Authority, Revenue Bonds, Refunding (OFS Healthcare System) Ser. A	5.00	11/15/2028	1,205,000	1,379,484
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. B	5.00	11/15/2033	2,140,000	2,372,318
Illinois Toll Highway Authority, Senior Revenue Bonds, Refunding, Ser. A1	5.00	1/1/2025	5,000,000	5,134,050
Metropolitan Pier and Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. B	5.00	12/15/2028	5,000,000	5,237,100
Metropolitan Pier and Exposition Authority, Tax Revenue Bonds, Refunding (McCormick Place Expansion Project) (Insured; National Public Finance Guarantee Corp.)	5.55	6/15/2021	1,000,000	1,007,370
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2028	2,270,000	2,619,671
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue Bonds	5.25	6/1/2021	3,300,000	3,530,406
University of Illinois, Auxiliary Facilities System Revenue Bonds, Refunding, Ser. A	5.00	4/1/2026	7,595,000	8,367,336
University of Illinois, Auxiliary Facilities System Revenue Bonds, Ser. A	5.00	4/1/2032	3,655,000	4,038,958
				79,293,642

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Indiana - 2.4%
Indiana Finance Authority, Educational Facilities Revenue Bonds, Refunding (Butler University Project)	5.00	2/1/2030	1,400,000	1,505,238
Indiana Finance Authority, First Lien Wastewater Utility Revenue Bonds (CWA Authority Project) Ser. A	5.25	10/1/2023	2,500,000	2,720,075
Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,000,000	3,418,530
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital Project)	5.00	1/1/2028	2,440,000	2,750,661
Whiting Environmental Facilities, Revenue Bonds (BP Products North America Inc. Project)	5.00	11/1/2047	4,000,000	4,493,360
				14,887,864
Iowa - .4%
Iowa Finance Authority, Health Facilities Revenue Bonds, Refunding (UnityPoint Health) Ser. E	5.00	8/15/2032	2,280,000	2,573,687
Kentucky - 2.7%
Kentucky Public Energy Authority, Gas Supply Revenue Bonds, Ser. A	4.00	4/1/2024	6,000,000	6,372,360
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	7,000,000	7,515,690
Pikeville, Revenue Bonds, Refunding	6.25	3/1/2023	510,000	555,461
Pikeville, Revenue Bonds, Refunding	6.25	3/1/2023	1,685,000	1,808,932
				16,252,443
Maryland - 1.1%
Maryland Economic Development Corporation, Private Activity Revenue Bonds (Purple Line Light Rail Project) (Green Bonds)	5.00	3/31/2024	1,000,000	1,070,690
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Refunding (Peninsula Regional Medical Center Issue)	5.00	7/1/2031	1,740,000	1,938,691
Maryland Stadium Authority, Revenue Bonds (Construction & Revitalization Program)	5.00	5/1/2037	3,090,000	3,561,379
				6,570,760

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Massachusetts - 3.5%
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/2026	1,500,000	1,775,940
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System Issue)	5.00	7/1/2034	2,630,000	2,995,991
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center Issue) Ser. I	5.50	1/1/2022	1,200,000	1,280,892
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds (Issue K)	5.00	7/1/2022	6,645,000	7,258,533
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	2,000,000	2,255,180
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds, Refunding, Ser. A	5.00	8/15/2024	5,000,000	5,556,950
				21,123,486
Michigan - 5.3%
Great Lakes Water Authority, Second Lien Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	5,592,050
Michigan Finance Authority, Hospital Revenue Bonds, Refunding (Trinity Health Credit Group)	5.00	12/1/2034	2,000,000	2,316,940
Michigan Finance Authority, HR, Refunding (Beaumont Health Credit Group)	5.00	8/1/2025	3,180,000	3,652,198
Michigan Finance Authority, HR, Refunding (Oakwood Obligated Group)	5.00	8/15/2030	3,870,000	4,288,579
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2030	1,000,000	1,119,750
Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Refunding (Detroit Water and Sewerage Department, Water Supply System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2023	5,000,000	5,642,350

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Michigan - 5.3% (continued)
Michigan State Hospital Finance Authority, Revenue Bonds, Refunding (Ascension Health Senior Credit Group)	4.00	6/1/2023	2,500,000	2,705,825
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	5,047,833
Utica Community Schools, GO, Refunding (School Building & Site Project)	5.00	5/1/2032	940,000	1,122,360
Utica Community Schools, GO, Refunding (School Building & Site Project)	5.00	5/1/2031	1,000,000	1,200,560
				32,688,445
Minnesota - .5%
Minneapolis, Revenue Bonds, Refunding (Fairview Health Services Obligated Group) (LOC; Wells Fargo Bank NA) Ser. C	1.72	11/15/2048	2,000,000	[d] 2,000,000
Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Ser. A	5.00	1/1/2024	1,000,000	1,146,170
				3,146,170
Missouri - 3.4%
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2028	1,495,000	1,661,229
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2030	2,425,000	2,684,281
Missouri Health and Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth) Ser. A	5.00	11/15/2035	3,705,000	4,114,254
Missouri Health and Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2025	3,500,000	4,085,690
Missouri Health and Educational Facilities Authority, Revenue Bonds, Refunding (Saint Luke's Health System, Inc.)	5.00	11/15/2028	1,300,000	1,505,647
Missouri Health and Educational Facilities Authority, Revenue Bonds, Refunding (Saint Luke's Health System, Inc.)	5.00	11/15/2026	1,000,000	1,175,270

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Missouri - 3.4% (continued)
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2032	1,550,000	1,726,452
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	3,270,000	3,741,109
				20,693,932
Nebraska - 1.5%
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit 2)	5.00	1/1/2038	1,000,000	1,105,060
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit 2)	5.00	1/1/2030	2,250,000	2,541,735
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit 2)	5.00	1/1/2029	4,750,000	5,415,475
				9,062,270
Nevada - .1%
Reno, Sales Tax Revenue Bonds, Refunding, First Lien (Reno Transportation Rail Access Project)	5.00	6/1/2035	500,000	580,720
New Jersey - 4.7%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	2,500,000	2,811,200
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding	5.00	3/1/2028	2,250,000	2,409,278
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Ser. WW	5.25	6/15/2029	1,400,000	1,562,036
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Ser. WW	5.25	6/15/2031	4,000,000	4,400,720
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	2,400,000	2,721,504
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,417,882

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
New Jersey - 4.7% (continued)
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,483,490
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	1,250,000	1,480,275
Rutgers The State University of New Jersey, GO, Refunding, Ser. J	5.00	5/1/2029	6,840,000	7,636,723
				28,923,108
New York - 6.9%
Metropolitan Transportation Authority, Transportation Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	3,500,000	4,031,440
New York City, GO, Ser. B1	5.00	12/1/2031	3,750,000	4,388,137
New York City, GO, Ser. I	5.00	3/1/2025	3,300,000	3,801,798
New York City Industrial Development Agency, Senior Airport Facilities Revenue Bonds, Refunding (Transportation Infrastructure Properties, LLC Obligated Group) Ser. A	5.00	7/1/2020	3,035,000	3,153,608
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds, Ser. I	5.00	5/1/2028	4,400,000	4,940,540
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose) Ser. A	5.00	2/15/2025	3,925,000	4,529,254
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose) Ser. C	5.00	3/15/2032	3,000,000	3,400,410
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2023	3,580,000	3,918,310
New York Transportation Development Corporation, Special Facility Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/2034	1,000,000	1,081,910
New York Transportation Development Corporation, Special Facility Revenue Bonds, Refunding (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/2026	1,000,000	1,047,650

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
New York - 6.9% (continued)
Suffolk Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Ser. B	5.38	6/1/2028	735,000	733,082
Triborough Bridge and Tunnel Authority, General Revenue Bonds (MTA Bridges and Tunnels) Ser. 2003 B-2, 1 Month LIBOR +.35%	2.03	12/3/2019	4,000,000	[c] 4,001,920
TSASC Inc., Revenue Bonds, Refunding, Ser. 2017 A	5.00	6/1/2032	3,000,000	3,346,890
				42,374,949
North Carolina - .8%
North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Refunding (Vidant Health)	5.00	6/1/2032	2,500,000	2,807,675
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2028	1,500,000	1,769,910
				4,577,585
Ohio - .8%
Montgomery County, Revenue Bonds (Miami Valley Hospital) Ser. A	5.75	11/15/2022	2,970,000	3,144,101
Ohio Hospital Facilities, Revenue Bonds, Refunding (Cleveland Clinic Health Systems) Ser. A	5.00	1/1/2031	1,250,000	1,498,775
				4,642,876
Oregon - .7%
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	2,823,250
Port of Portland, Revenue Bonds, Refunding (Portland International Airport) Ser. 23	5.00	7/1/2035	1,000,000	1,134,900
				3,958,150
Pennsylvania - 6.3%
Delaware Valley Regional Finance Authority, Revenue Bonds (Insured; CNTY Gtd.) Ser. 2018 B, MUNIPSA +.42%	2.16	9/1/2022	6,500,000	[c] 6,501,560
Montgomery County Higher Education and Health Authority, Revenue Bonds, Refunding, (Thomas Jefferson University) Ser. A	5.00	9/1/2032	1,000,000	1,160,630

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Pennsylvania - 6.3% (continued)
Pennsylvania Commonwealth Financing Authority , Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2031	2,500,000	2,888,200
Pennsylvania Higher Educational Facilities Authority, Health System Revenue Bonds, Refunding (University of Pennsylvania Health System) Ser. C	5.00	8/15/2025	1,700,000	2,016,693
Pennsylvania Housing Finance Agency, Revenue Bonds (Single-Family Housing) Ser. 114A	3.35	10/1/2026	1,750,000	1,772,225
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Refunding	5.00	12/1/2030	1,595,000	1,835,558
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	2,400,000	2,774,160
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2029	3,405,000	3,990,864
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Ser. B	5.00	12/1/2031	1,650,000	1,881,182
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Refunding, Ser. B	5.00	6/1/2028	3,250,000	3,741,367
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000	1,149,230
Philadelphia School District, GO, Refunding, Ser. C	5.00	9/1/2021	3,555,000	3,699,369
Philadelphia School District, GO, Refunding, Ser. F	5.00	9/1/2030	2,490,000	2,835,562
Philadelphia School District, GO, Refunding, Ser. F	5.00	9/1/2026	10,000	[e] 12,101
Philadelphia School District, GO, Ser. A	5.00	9/1/2032	2,000,000	2,292,840
				38,551,541
South Carolina - .8%
South Carolina Ports Authority, Ports Revenue Bonds	5.00	7/1/2031	2,000,000	2,345,660
South Carolina Public Service Authority, Revenue Bonds, Refunding Obligations (Santee Cooper) Ser. C	5.00	12/1/2025	2,320,000	2,645,473
				4,991,133
Tennessee - 1.3%
Greeneville Health & Educational Facilities Board, Hospital Revenue Bonds, Refunding (Ballard Health Obligation Group)	5.00	7/1/2032	2,500,000	2,701,375

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Tennessee - 1.3% (continued)
Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,738,892
Tennessee Energy Acquisition Corporation, Gas Revenue Bonds	4.00	11/1/2025	3,500,000	3,708,740
				8,149,007
Texas - 7.0%
Arlington, Special Tax Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	1,500,000	1,686,105
Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Ser. A	5.00	1/1/2032	1,350,000	1,517,859
Cypress-Fairbanks Independent School District, Unlimited Tax School Building Refunding Bonds (Permanent School Fund Guarantee Program) Ser. C	5.00	2/15/2027	5,000,000	5,716,150
Dallas and Fort Worth International Airport, Joint Revenue Bonds, Refunding, Ser. C	5.00	11/1/2022	4,000,000	4,411,440
Harris County, Tax Road GO, Refunding, Ser. A	5.00	10/1/2027	2,500,000	2,986,800
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	2,500,000	2,844,275
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	2,325,000	2,638,550
Houston Independent School District, GO, Refunding (Permanent School Fund Guarantee Program)	5.00	2/15/2025	2,000,000	2,355,000
Love Field Airport, General Airport Revenue Bonds	5.00	11/1/2024	1,000,000	1,146,110
New Hope Cultural Educational Facilities Finance Corporation, Hospital Revenue Bonds, Refunding (Children's Health System Project) Ser. A	5.00	8/15/2029	1,750,000	2,087,418
North Texas Tollway Authority, Second Tier System Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	5,000,000	5,662,750
San Antonio, Municipal Drainage Utility System Revenue Bonds, Refunding	5.00	2/1/2028	5,000,000	5,567,100

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Texas - 7.0% (continued)
Tarrant County Cultural Education Facilities Finance Corporation, HR, Refunding (Baylor Scott and White Health Project)	5.00	11/15/2031	1,400,000	1,611,344
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,732,150
				42,963,051
U.S. Related - 1.1%
Puerto Rico Highway & Transportation Authority, Highway Revenue Bonds (Insured; Assured Guaranty Municipal Corporation) Ser. 2007 CC	5.25	7/1/2036	4,400,000	4,849,020
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Refunding (Children's Hospital of Wisconsin, Inc.)	5.00	8/15/2034	1,835,000	2,109,204
				6,958,224
Utah - 1.4%
Salt Lake City, Airport Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,662,800
Utah Transit Authority, Subordinated Sales Tax Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,645,000	2,990,093
				8,652,893
Virginia - 1.3%
Richmond, Public Utility Revenue Bonds, Refunding	5.00	1/15/2031	4,095,000	4,773,705
Virginia Small Business Financing Authority, Revenue Bonds (AMT-Senior Lien-95 Express Lanes)	5.00	7/1/2034	2,900,000	3,045,406
				7,819,111
Washington - 2.6%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Revenue Bonds (Green Bonds) Ser. S1	5.00	11/1/2031	1,250,000	1,470,700
King County Public Hospital District Number 1, Limited Tax GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	8,011,704

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
Washington - 2.6% (continued)
Port of Seattle, Intermediate Lien Revenue Bonds, Refunding, Ser. A	5.00	8/1/2028	2,485,000	2,725,026
Port of Seattle, Intermediate Lien Revenue Bonds, Refunding, Ser. B	5.00	3/1/2034	2,000,000	2,254,560
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,549,676
				16,011,666
Wisconsin - 1.6%
Public Finance Authority, Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/2036	4,500,000	5,038,695
Wisconsin Health and Educational Facilities Authority, Health Facilities Revenue Bonds (UnityPoint Health) Ser. A	5.00	12/1/2028	1,890,000	2,148,306
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care, Inc. Obligated Group)	5.00	8/15/2033	2,250,000	2,484,428
				9,671,429
Total Long-Term Municipal Investments (cost $579,039,567)			596,747,557
	Annualized Yield/Coupon Rate (%)	Maturity Date	Principal Amount	Value ($)
Short-Term Municipal Investments - .3%
U.S. Government Securities
U.S. Treasury Bills	2.46	6/13/2019	70,000	[f,g] 69,518
New York - .3%
Triborough Bridge and Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	1.70	3/25/2019	1,990,000	[d] 1,990,000
Total Short-Term Municipal Investments (cost $2,059,513)			2,059,518
Total Investments (cost $581,099,080)			97.8%	598,807,075
Cash and Receivables (Net)			2.2%	13,432,719
Net Assets			100.0%	612,239,794

STATEMENT OF INVESTMENTS (Unaudited) (continued)

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $1,093,020 or .18% of net assets.

b     Security issued with a zero coupon. Income is recognized through the accretion of discount.

c     Variable rate security—rate shown is the interest rate in effect at period end.

d     The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e     These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f     Held by a counterparty for open exchange traded derivative contracts.

g     Security is a discount security. Income is recognized through the accretion of discount.

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	40	3/19	4,866,875	4,870,000	(3,125)
Gross Unrealized Depreciation				(3,125)

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	598,737,557	-	598,737,557
U.S. Treasury	-	69,518	-	69,518
Liabilities ($)
Other Financial Instruments:
Futures††	(3,125)	-	-	(3,125)

†       See Statement of Investments for additional detailed categorizations.

††     Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”).  Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 28, 2019 is discussed below.

Futures:  In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At February 28, 2019, accumulated net unrealized appreciation on investments was $17,707,995, consisting of $19,398,067 gross unrealized appreciation and $1,690,072 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)